Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value0.0001 per share
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,040
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”) based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form
S-3
(File
No. 333-279264)
on May 9, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.